Cover	Jun. 15, 2023
Cover [Abstract]
Entity Registrant Name	Caro Holdings Inc.
Entity Central Index Key	0001678105
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K of Caro Holdings Inc. (the “Company”), filed on 14 July 2023 (the “Original Form 8-K”). The Original Form 8-K reported the year end dates of the Company audited by MaloneBailey (“MB”) as December 31, 2022 and 2021. The purpose of this Amendment is to correct the dates that MB audited were March 31, 2022 and 2021. No other changes have been made to the Original Form 8-K.
Entity Emerging Growth Company	false
Document Period End Date	Jun. 15, 2023
Entity Incorporation State Country Code	NV
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-212268
City Area Code	786
Local Phone Number	755-3210
Entity Address Address Line 1	7 Castle Street
Entity Address Address Line 2	Sheffield
Entity Address City Or Town	UK
Entity Address Postal Zip Code	S3 8LT